PRINCIPAL ACCOUNTING POLICIES (Details 16)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Other income
Financial subsidies		90,280,139	72,791,093	64,016,045
Gain on deconsolidation of subsidiaries	7,131,836	44,432,052
Reimbursement from depository		7,914,706	8,080,557
Foreign exchange gains/(losses)		(9,781,057)	34,879,388	34,142,139
Others		(2,557,897)	1,872,687	967,332
Total	$ 20,912,657	130,287,943	117,623,725	99,125,516